2. REGULATORY FRAMEWORK (Details)	12 Months Ended
Dec. 31, 2020
Generator in operation1 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTG
Generating unit	GUEMTG01
Tecnology	TG
Power	100 MW
Applicable regime	Energy Plus Res. No. 1,281/06	[1]
Generator in operation 2 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTG
Generating unit	GUEMTV11
Tecnology	TV
Power	≤100 MW
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 3 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTG
Generating unit	GUEMTV12
Tecnology	TV
Power	≤100 MW
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 4 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTG
Generating unit	GUEMTV13
Tecnology	TV
Power	>100 MW
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 5 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	Piquirenda
Generating unit	PIQIDI 01-10
Tecnology	MG
Power	30 MW
Applicable regime	SE Resolution No. 220/07	[1]
Generator in operation 6 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CPB
Generating unit	BBLATV29
Tecnology	TV
Power	>100 MW
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 7 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CPB
Generating unit	BBLATV30
Tecnology	TV
Power	>100 MW
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 8 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CT Ing. White
Generating unit	BBLMD01-06
Tecnology	MG
Power	100 MW
Applicable regime	SEE Resolution No. 21/16	[1]
Generator in operation 9 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTLL
Generating unit	LDLATG01
Tecnology	TG
Power	>50 MW
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 10 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTLL
Generating unit	LDLATG02
Tecnology	TG
Power	>50 MW
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 11 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTLL
Generating unit	LDLATG03
Tecnology	TG
Power	>50 MW
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 12 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTLL
Generating unit	LDLATV01
Tecnology	TV
Power	180 MW
Applicable regime	SE Resolution No. 220/07 (1)	[1]
Generator in operation 13 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTLL
Generating unit	LDLATG04
Tecnology	TG
Power	105 MW
Applicable regime	SEE Res. 220/07 (75%)	[1]
Generator in operation 14 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTLL
Generating unit	LDLATG05
Tecnology	TG
Power	105 MW
Applicable regime	SEE Resolution No. 21/16	[1]
Generator in operation 15 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTGEBA
Generating unit	GEBATG01/TG02/TV01
Tecnology	CC
Power	>150 MW
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 16 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTGEBA
Generating unit	GEBATG03
Tecnology	TG
Power	169 MW
Applicable regime	Energy Plus Res. No. 1,281/06	[1]
Generator in operation 17 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTGEBA
Generating unit	GEBATG03/TG04/TV02
Tecnology	CC
Power	400 MW
Applicable regime	SE Resolutions No. 287/17	[1]
Generator in operation 18 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	Ecoenergía
Generating unit	CERITV01
Tecnology	TV
Power	Renewable ≤ 50
Applicable regime	Energy Plus Res. N° 1,281/06 (1)	[1]
Generator in operation 19 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CT Parque Pilar
Generating unit	PILBD01-06
Tecnology	MG
Power	100 MW
Applicable regime	SEE Resolution No. 21/16 (1)	[1]
Generator in operation 20 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTB
Generating unit	EBARTG01 - TG02
Tecnology	TG
Power	HI – Small 50<P≤120
Applicable regime	SE Resolution No. 220/07 (1)	[1]
Generator in operation 21 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	HIDISA
Generating unit	AGUA DEL TORO
Tecnology	HI
Power	HI – Small 50<P≤120
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 22 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	HIDISA
Generating unit	EL TIGRE
Tecnology	HI
Power	HI – Small 50<P≤120
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 23 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	HIDISA
Generating unit	LOS REYUNOS
Tecnology	HB
Power	HB – Media 120<P≤300
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 24 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	HINISA
Generating unit	NIHUIL I - II - III
Tecnology	HI
Power	HI – Chica 50<P≤120
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 25 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	HPPL
Generating unit	PPLEHI
Tecnology	HI
Power	HI – Media 120<P≤300
Applicable regime	SE Resolutions No. 31/20	[1]
Generator in operation 26 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	P.E. M. Cebreiro
Generating unit	CORTEO
Tecnology	Eólica
Power	100 MW
Applicable regime	Renovar	[1]
Generator in operation 27 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	PEPE II
Generating unit	PAMEEO
Tecnology	Eólica
Power	53 MW
Applicable regime	SEE Resolution No. 281/17	[1]
Generator in operation 28 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	PEPE III
Generating unit	BAHIEO
Tecnology	Eólica
Power	53 MW
Applicable regime	SEE Resolution No. 281/17	[1]
Generator in construction 29 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTLL
Generating unit	MG
Tecnology	15 MW
Power	SE Resolutions No. 31/20
Generator in construction 30 [member]
Disclosure of Regulatory Framework [Line Items]
Generator	CTB
Generating unit	CC
Tecnology	280 MW
Power	SE Resolution No. 220/07

[1]	Uncommitted power and energy under the sales contracts are remunerated according to Resolution No. 31/20.